UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/12

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
November 30, 2012 (Unaudited)

Registered Investment Companies--100.1%	Shares		Value ($)
Dreyfus Appreciation Fund	25,621	a	1,135,031
Dreyfus BASIC S&P 500 Stock Index
Fund	22,319	a	649,032
Dreyfus Bond Market Index Fund,
BASIC Shares	435,348	a	4,832,366
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	87,993	a	1,336,615
Dreyfus Emerging Markets Fund, Cl.
I	47,024	a	460,361
Dreyfus Global Absolute Return
Fund, Cl. I	22,261	a,b	268,912
Dreyfus Global Real Estate
Securities Fund, Cl. I	19,247	a	158,208
Dreyfus High Yield Fund, Cl. I	210,150	a	1,386,989
Dreyfus International Bond Fund,
Cl. I	76,008	a	1,333,181
Dreyfus International Equity Fund,
Cl. I	6,679	a	190,692
Dreyfus International Stock Index
Fund	21,458	a	306,417
Dreyfus International Value Fund,
Cl. I	15,743	a	161,213
Dreyfus MidCap Core Fund, Cl. I	15,017	a	365,813
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	11,765	a	360,726
Dreyfus Research Growth Fund, Cl.
Z	151,732	a	1,582,566
Dreyfus Small Cap Stock Index Fund	16,411	a	363,836
Dreyfus Strategic Value Fund, Cl.
I	31,638	a	966,526
Dreyfus Total Return Advantage
Fund, Cl. I	334,276	a	4,609,671
Dreyfus U.S. Equity Fund, Cl. I	62,053	a	962,446
Dreyfus/Newton International
Equity Fund, Cl. I	18,496	a	317,383
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	23,972	a	369,644
International Stock Fund, Cl. I	18,511	a	263,960

Total Investments (cost $20,917,753)	100.1%		22,381,588

Liabilities, Less Cash and Receivables	(.1%)	(22,671)
Net Assets	100.0%	22,358,917

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2012, net unrealized appreciation on investments was $1,463,835 of which $1,468,625 related to appreciated investment securities and $4,790 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	78.6
Mutual Funds: Foreign	21.5
100.1

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	22,381,588	-	-	22,381,588

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
November 30, 2012 (Unaudited)

Registered Investment Companies--99.6%	Shares		Value ($)
Dreyfus Appreciation Fund	30,586	a	1,354,954
Dreyfus BASIC S&P 500 Stock Index
Fund	25,885	a	752,721
Dreyfus Bond Market Index Fund,
BASIC Shares	63,353	a	703,214
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	20,363	a	309,317
Dreyfus Emerging Markets Fund, Cl.
I	110,332	a	1,080,153
Dreyfus Global Absolute Return
Fund, Cl. I	107,386	a,b	1,297,219
Dreyfus Global Real Estate
Securities Fund, Cl. I	93,849	a	771,441
Dreyfus High Yield Fund, Cl. I	48,706	a	321,458
Dreyfus International Bond Fund,
Cl. I	17,595	a	308,612
Dreyfus International Equity Fund,
Cl. I	9,344	a	266,764
Dreyfus International Stock Index
Fund	29,472	a	420,859
Dreyfus International Value Fund,
Cl. I	20,910	a	214,115
Dreyfus MidCap Core Fund, Cl. I	17,411	a	424,125
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	16,349	a	501,260
Dreyfus Research Growth Fund, Cl.
Z	174,457	a	1,819,585
Dreyfus Small Cap Stock Index Fund	18,959	a	420,314
Dreyfus Strategic Value Fund, Cl.
I	35,326	a	1,079,201
Dreyfus Total Return Advantage
Fund, Cl. I	77,349	a	1,066,648
Dreyfus U.S. Equity Fund, Cl. I	71,811	a	1,113,790
Dreyfus/Newton International
Equity Fund, Cl. I	25,304	a	434,220
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	27,787	a	428,472
International Stock Fund, Cl. I	25,566	a	364,577
Total Investments (cost $14,167,273)	99.6%		15,453,019

Cash and Receivables (Net)	.4%	64,829
Net Assets	100.0%	15,517,848

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2012, net unrealized appreciation on investments was $1,285,746 of which $1,329,983 related to appreciated investment securities and $44,237 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	64.4
Mutual Funds: Foreign	35.2
99.6

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	15,453,019	-	-	15,453,019

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
November 30, 2012 (Unaudited)

Registered Investment Companies--99.5%	Shares		Value ($)
Dreyfus Appreciation Fund	66,070	a	2,926,911
Dreyfus BASIC S&P 500 Stock Index
Fund	56,728	a	1,649,664
Dreyfus Bond Market Index Fund,
BASIC Shares	492,613	a	5,467,999
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	111,277	a	1,690,298
Dreyfus Emerging Markets Fund, Cl.
I	224,730	a	2,200,106
Dreyfus Global Absolute Return
Fund, Cl. I	171,091	a,b	2,066,776
Dreyfus Global Real Estate
Securities Fund, Cl. I	144,916	a	1,191,210
Dreyfus High Yield Fund, Cl. I	264,670	a	1,746,821
Dreyfus International Bond Fund,
Cl. I	96,235	a	1,687,956
Dreyfus International Equity Fund,
Cl. I	19,606	a	559,755
Dreyfus International Stock Index
Fund	62,131	a	887,237
Dreyfus International Value Fund,
Cl. I	45,333	a	464,206
Dreyfus MidCap Core Fund, Cl. I	37,770	a	920,083
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	26,968	a	826,829
Dreyfus Research Growth Fund, Cl.
Z	375,237	a	3,913,718
Dreyfus Small Cap Stock Index Fund	41,027	a	909,577
Dreyfus Strategic Value Fund, Cl.
I	79,713	a	2,435,223
Dreyfus Total Return Advantage
Fund, Cl. I	423,396	a	5,838,629
Dreyfus U.S. Equity Fund, Cl. I	156,334	a	2,424,740
Dreyfus/Newton International
Equity Fund, Cl. I	52,975	a	909,052
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	59,848	a	922,852
International Stock Fund, Cl. I	52,933	a	754,818

Total Investments (cost $39,692,760)	99.5%		42,394,460
Cash and Receivables (Net)	.5%		198,261
Net Assets	100.0%		42,592,721

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2012, net unrealized appreciation on investments was $2,701,700 of which $2,752,230 related to appreciated investment securities and $50,530 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	70.4
Mutual Funds: Foreign	29.1
99.5

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	42,394,460	-	-	42,394,460

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)